Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
Schedule of costs of retirement plans
Employees are fully vested in all contributions to the plan. Our expense related to the plan was as follows:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Employee benefit plan expense	$1,866	$2,145	$4,299	$4,474	$1,307	$1,489